ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnership Valuation Allowance	$ 345	$ 38,105
Series 15 [Member]
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnership Valuation Allowance	0	12,394
Series 16 [Member]
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnership Valuation Allowance	0	246
Series 17 [Member]
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnership Valuation Allowance	0	0
Series 18 [Member]
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnership Valuation Allowance	345	345
Series 19 [Member]
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnership Valuation Allowance	$ 0	$ 25,120